Marketable Securities	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Marketable Securities
Marketable securities consisted of the following as of December 31, 2018 (in thousands):

	December 31, 2018
	Cost	Gross Realized Gains (Losses)	Fair Value
Trading securities:
MedoveX common shares and warrants	$750	$(453)	$297

	December 31, 2017
	Cost	Gross Realized Gains (Losses)	Fair Value
Trading securities:
MedoveX common shares and warrants	$750	$(309)	$441

Trading Securities

On August 5, 2016, the Company entered into a Unit Purchase Agreement (the “Unit Purchase Agreement”) with MedoveX Corporation (“MedoveX”). Pursuant to the terms of the Unit Purchase Agreement, the Company purchased three Units for $750 thousand.  Each Unit had a purchase price of $250 thousand and consisted of (i) 208,333 shares of MedoveX common stock (the “MedoveX Common Stock”), and (ii) a warrant to purchase 104,167 shares of MedoveX Common Stock (the “MedoveX Warrant”). The MedoveX Warrant has an initial exercise price of $1.52 per share, subject to adjustment, and is initially exercisable six months following the date of issuance for a period of five years from the date of issuance.  In addition, the Company entered into a Registration Rights Agreement with MedoveX pursuant to which MedoveX was required to file a registration statement registering for resale all shares of MedoveX Common Stock and shares of MedoveX Common Stock issuable pursuant to the MedoveX Warrant issued as part of the Units.

For the twelve months ended December 31, 2018 and 2017, the Company recorded a loss of $0.1 million and a loss of $0.7 million on trading securities, respectively. The Company’s investment in MedoveX will be revalued on each balance sheet date.  The fair value of the Company’s holding in MedoveX Common Stock at December 31, 2018 is a Level 1 measurement.  The fair value of the Company’s holdings in the MedoveX Warrant was estimated using the Black-Scholes option-pricing method. The risk-free rate was derived from the U.S. Treasury yield curve, matching the MedoveX Warrant’s term, in effect at the measurement date. The volatility factor was determined based on MedoveX’s historical stock prices. The warrant valuation is a Level 3 measurement.

The following table includes a summary of the warrant measured at fair value using significant unobservable inputs (Level 3) during the twelve months ended December 31, 2018 (in thousands):

Total
Beginning balance at December 31, 2017	$84
Addition of warrant	—
Change in fair value of warrant	(34)
Ending balance at December 31, 2018	$50

Available-for-sale Securities

In July 2016, the Company completed the transactions contemplated by a letter agreement (the “Letter Agreement”) with the Chan Soon-Shiong Family Foundation (“Foundation”) and Cambridge Equities, LP (“Cambridge”). Pursuant to the terms of the Letter Agreement, among other things, (i) the Company agreed to sell to Foundation, and Foundation agreed to purchase from the Company, an aggregate of 5,618,326 shares of common stock of NantKwest held by the Company (representing all shares of NantKwest held by the Company), (ii) Foundation agreed to sell to the Company, and the Company agreed to purchase all reported shares held by Foundation and Cambridge, constituting an aggregate of 7,878,098 shares of Common Stock, (iii) Cambridge agreed to forfeit its right to purchase 500,000 shares of Common Stock issuable pursuant to a warrant to purchase 1,724,138 shares of Common Stock issued by the Company, and (iv) the Company agreed to pay to Foundation an aggregate of approximately $15.6 million. Effective upon closing, the Company repurchased the 7,878,098 shares of Common Stock.  The Company recognized a gain of $27.2 million on the sale of the NantKwest stock in its consolidated statement of operations for the twelve months ended December 31, 2016 as a result of the transaction.